Commitments and Contingencies - Summary of Future Minimum Rental Payments For Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
2022	$ 459	$ 459
2023	4	4
2024 and thereafter		0
Total minimum payments	463	463
Lease Termination Agreement [Member]
Lessee, Lease, Description [Line Items]
2022	293	293
2023	49	49
2024 and thereafter		0
Total minimum payments	$ 342	$ 342